Operating Lease Contract with Respect to Buildings (Detail) (Buildings, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Buildings
Property Subject to or Available for Operating Lease [Line Items]
Buildings at cost	$ 25,155
Less: accumulated depreciation	(12,231)
Buildings, net	$ 12,924